Certain Risks and Concentration (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025	Dec. 31, 2025 USD ($)	Jun. 30, 2026 HKD ($)
Concentration Risk [Line Items]
Cash, FDIC insured amount	$ 250,000
Cash	12,035,390		$ 1,931,174
Pay compensation amount	$ 64,000			$ 500,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	59.00%	23.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	19.40%	18.80%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	50.70%	35.10%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	23.60%	26.90%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	51.30%		18.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	31.40%		14.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			13.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			12.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			10.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Six [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			10.10%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	47.60%		20.90%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	23.40%		20.10%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%		14.30%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			12.90%
UNITED STATES
Concentration Risk [Line Items]
Cash	$ 3,806,609
Credit risk	0
HONG KONG
Concentration Risk [Line Items]
Cash	8,228,781
Credit risk	$ 7,912,367